Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SPECIALIZED FUNDS
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2025